Disclosure of detailed information about after-tax amount recognized in records of AGM of joint venture (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Loss associated with loss of control of former Ghanaian subsidiaries		$ (143,261)
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Mineral properties, plant and equipment	$ (154,675)
Deferred income tax liability (note 11)	34,204
Net assets derecognized	(120,471)
Accelerated accretion on long-term debt (note 16)	(6,226)
Transaction costs directly related to JV Transaction	(200)
Loss associated with loss of control of former Ghanaian subsidiaries	$ (126,897)